INCOME TAX -Valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Balance at the beginning of the year	$ 585,820	$ 390,737	$ 202,715
Addition	33,523	209,569	189,952
Effect of foreign currency translation	13,302	(14,486)	(1,930)
Balance at the end of the year	$ 632,645	$ 585,820	$ 390,737